UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5178

Name of Fund: Merrill Lynch Equity Dividend Fund

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Terry K. Glenn, President, Merrill Lynch
      Equity Dividend Fund, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/04

Date of reporting period: 08/01/04 - 10/31/04

Item 1 - Schedule of Investments

Merrill Lynch Equity Dividend Fund

Schedule of Investments as of October 31, 2004

                                                                                                                        Value
Europe                 Industry*                         Shares Held  Common Stocks                               (in U.S. dollars)
===================================================================================================================================
France - 1.8%          Oil & Gas - 1.8%                       65,100  Total SA (ADR)(a)                               $   6,788,628
                       ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in France                       6,788,628
===================================================================================================================================
Sweden - 1.4%          Household Durables - 1.4%             297,600  Electrolux AB 'B'                                   5,501,698
                       ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Sweden                       5,501,698
===================================================================================================================================
United Kingdom - 2.6%  Beverages - 1.3%                      362,500  Diageo PLC                                          4,838,762
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 1.3%                       84,100  BP Amoco PLC (ADR)(a)                               4,898,825
                       ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in the United Kingdom           9,737,587
===================================================================================================================================
                                                                      Total Common Stocks in Europe - 5.8%               22,027,913
===================================================================================================================================
North America
===================================================================================================================================
Canada - 8.1%          Commercial Banks - 2.5%               111,600  Bank of Montreal                                    5,265,489
                                                             110,000  National Bank of Canada                             4,399,098
                                                                                                                      -------------
                                                                                                                          9,664,587
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication         130,200  BCE Inc.                                            3,023,244
                       Services - 0.8%
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 3.8%                 74,300  Alcan Inc.                                          3,441,576
                                                              73,600  Barrick Gold Corporation                            1,665,391
                                                              51,300  Cameco Corporation                                  4,154,469
                                                             182,400  Noranda                                             3,135,829
                                                             105,200  Placer Dome Inc.                                    2,257,951
                                                                                                                      -------------
                                                                                                                         14,655,216
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 1.0%                       73,600  EnCana Corp.                                        3,644,550
                       ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Canada                      30,987,597
===================================================================================================================================
United States - 70.2%  Aerospace & Defense - 6.2%             45,000  General Dynamics Corporation                        4,595,400
                                                              87,000  Northrop Grumman Corporation                        4,502,250
                                                             179,800  Raytheon Company                                    6,559,104
                                                              55,300  Rockwell Collins, Inc.                              1,961,491
                                                              66,500  United Technologies Corporation                     6,172,530
                                                                                                                      -------------
                                                                                                                         23,790,775
                       ------------------------------------------------------------------------------------------------------------
                       Automobiles - 0.4%                     36,500  General Motors Corporation                          1,407,075
                       ------------------------------------------------------------------------------------------------------------
                       Beverages - 0.7%                       62,600  The Coca-Cola Company                               2,545,316
                       ------------------------------------------------------------------------------------------------------------
                       Capital Markets - 0.9%                 28,400  The Bank of New York Company, Inc.                    921,864
                                                              49,100  Morgan Stanley                                      2,508,519
                                                                                                                      -------------
                                                                                                                          3,430,383
                       ------------------------------------------------------------------------------------------------------------
                       Chemicals - 2.9%                       33,400  Air Products and Chemicals, Inc.                    1,776,212
                                                              25,200  The Dow Chemical Company                            1,132,488
                                                              59,200  E.I. du Pont de Nemours and Company                 2,537,904
                                                              42,800  Praxair, Inc.                                       1,806,160
                                                              87,000  Rohm and Haas Company                               3,687,930
                                                                                                                      -------------
                                                                                                                         10,940,694
                       ------------------------------------------------------------------------------------------------------------
                       Commercial Banks - 4.8%               145,412  Bank of America Corporation                         6,513,004
                                                              34,800  SunTrust Banks, Inc.                                2,449,224
                                                             122,700  U.S. Bancorp                                        3,510,447
                                                              35,500  Wachovia Corporation                                1,746,955
                                                              71,100  Wells Fargo & Company                               4,246,092
                                                                                                                      -------------
                                                                                                                         18,465,722
                       ------------------------------------------------------------------------------------------------------------

Merrill Lynch Equity Dividend Fund

North America                                                                                                           Value
(continued)            Industry*                         Shares Held  Common Stocks                               (in U.S. dollars)
===================================================================================================================================
United States          Computers & Peripherals - 1.8%        142,000  Hewlett-Packard Company                         $   2,649,720
(continued)                                                   47,000  International Business Machines Corporation         4,218,250
                                                                                                                      -------------
                                                                                                                          6,867,970
                       ------------------------------------------------------------------------------------------------------------
                       Consumer Finance - 0.5%                35,700  American Express Company                            1,894,599
                       ------------------------------------------------------------------------------------------------------------
                       Containers & Packaging - 0.9%          55,700  Temple-Inland, Inc.                                 3,292,984
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Financial                 165,800  Citigroup Inc.                                      7,356,546
                       Services - 3.0%                       105,000  J.P. Morgan Chase & Co.                             4,053,000
                                                                                                                      -------------
                                                                                                                         11,409,546
                       ------------------------------------------------------------------------------------------------------------
                       Diversified Telecommunication          96,700  BellSouth Corporation                               2,578,989
                       Services - 3.0%                       137,500  SBC Communications Inc.                             3,473,250
                                                              80,000  Sprint Corporation                                  1,676,000
                                                              91,000  Verizon Communications                              3,558,100
                                                                                                                      -------------
                                                                                                                         11,286,339
                       ------------------------------------------------------------------------------------------------------------
                       Electric Utilities - 5.7%              53,600  American Electric Power Company, Inc.               1,765,048
                                                              40,900  Cinergy Corp.                                       1,616,368
                                                              25,000  Consolidated Edison, Inc.                           1,086,250
                                                              68,400  Exelon Corporation                                  2,710,008
                                                              13,500  FPL Group, Inc.                                       930,150
                                                              35,300  FirstEnergy Corp.                                   1,458,949
                                                              59,900  PPL Corporation                                     3,114,800
                                                              93,800  The Southern Company                                2,963,142
                                                              72,800  TXU Corporation                                     4,456,816
                                                              49,600  Wisconsin Energy Corporation                        1,618,944
                                                                                                                      -------------
                                                                                                                         21,720,475
                       ------------------------------------------------------------------------------------------------------------
                       Electrical Equipment - 0.6%            52,200  Rockwell Automation, Inc.                           2,176,218
                       ------------------------------------------------------------------------------------------------------------
                       Energy Equipment &                     94,800  Halliburton Company                                 3,511,392
                       Services - 1.7%                        44,600  Schlumberger Limited                                2,807,124
                                                                                                                      -------------
                                                                                                                          6,318,516
                       ------------------------------------------------------------------------------------------------------------
                       Food & Staples Retailing - 0.5%        34,200  Wal-Mart Stores, Inc.                               1,844,064
                       ------------------------------------------------------------------------------------------------------------
                       Gas Utilities - 0.9%                   57,300  AGL Resources Inc.                                  1,787,760
                                                              42,100  KeySpan Corporation                                 1,681,895
                                                                                                                      -------------
                                                                                                                          3,469,655
                       ------------------------------------------------------------------------------------------------------------
                       Household Products - 3.8%              80,600  The Clorox Company                                  4,400,760
                                                              66,900  Kimberly-Clark Corporation                          3,991,923
                                                             121,000  The Procter & Gamble Company                        6,192,780
                                                                                                                      -------------
                                                                                                                         14,585,463
                       ------------------------------------------------------------------------------------------------------------
                       Industrial Conglomerates - 3.3%        39,300  3M Co.                                              3,048,501
                                                             277,800  General Electric Company                            9,478,536
                                                                                                                      -------------
                                                                                                                         12,527,037
                       ------------------------------------------------------------------------------------------------------------
                       Insurance - 4.1%                       54,667  American International Group, Inc.                  3,318,834
                                                              93,700  Lincoln National Corporation                        4,104,060
                                                              58,600  Marsh & McLennan Companies, Inc.                    1,620,876
                                                             193,294  The St. Paul Companies, Inc.                        6,564,264
                                                                                                                      -------------
                                                                                                                         15,608,034
                       ------------------------------------------------------------------------------------------------------------

Merrill Lynch Equity Dividend Fund

North America                                                                                                           Value
(concluded)            Industry*                         Shares Held  Common Stocks                               (in U.S. dollars)
===================================================================================================================================
United States          Machinery - 2.2%                       49,100  Caterpillar Inc.                                $   3,954,514
(concluded)                                                   72,600  Deere & Company                                     4,340,028
                                                                                                                      -------------
                                                                                                                          8,294,542
                       ------------------------------------------------------------------------------------------------------------
                       Media - 1.0%                           44,300  The McGraw-Hill Companies, Inc.                     3,820,875
                       ------------------------------------------------------------------------------------------------------------
                       Metals & Mining - 2.6%                102,400  CONSOL Energy Inc.                                  3,624,960
                                                              34,200  Newmont Mining Corporation                          1,625,184
                                                              71,400  Peabody Energy Corporation                          4,553,892
                                                                                                                      -------------
                                                                                                                          9,804,036
                       ------------------------------------------------------------------------------------------------------------
                       Multi-Utilities & Unregulated          80,500  Dominion Resources, Inc.                            5,177,760
                       Power - 2.0%                           59,400  Public Service Enterprise Group Incorporated        2,529,846
                                                                                                                      -------------
                                                                                                                          7,707,606
                       ------------------------------------------------------------------------------------------------------------
                       Oil & Gas - 8.4%                       80,888  ChevronTexaco Corporation                           4,291,917
                                                              81,900  ConocoPhillips                                      6,904,989
                                                              44,500  Devon Energy Corporation                            3,291,665
                                                             202,300  Exxon Mobil Corporation                             9,957,206
                                                              56,000  Marathon Oil Corporation                            2,134,160
                                                              65,600  Murphy Oil Corporation                              5,249,312
                                                                                                                      -------------
                                                                                                                         31,829,249
                       ------------------------------------------------------------------------------------------------------------
                       Paper & Forest Products - 2.4%        117,000  International Paper Company                         4,505,670
                                                              75,500  Weyerhaeuser Company                                4,729,320
                                                                                                                      -------------
                                                                                                                          9,234,990
                       ------------------------------------------------------------------------------------------------------------
                       Personal Products - 1.2%              118,600  Avon Products, Inc.                                 4,690,630
                       ------------------------------------------------------------------------------------------------------------
                       Pharmaceuticals - 2.3%                 57,800  Abbott Laboratories                                 2,464,014
                                                              58,700  Bristol-Myers Squibb Company                        1,375,341
                                                              28,400  Johnson & Johnson                                   1,657,992
                                                              29,300  Merck & Co., Inc.                                     917,383
                                                              54,700  Wyeth                                               2,168,855
                                                                                                                      -------------
                                                                                                                          8,583,585
                       ------------------------------------------------------------------------------------------------------------
                       Real Estate - 1.6%                     36,500  Kimco Realty Corporation                            1,991,075
                                                              33,700  Simon Property Group, Inc.                          1,965,384
                                                              77,500  Taubman Centers, Inc.                               2,224,250
                                                                                                                      -------------
                                                                                                                          6,180,709
                       ------------------------------------------------------------------------------------------------------------
                       Specialty Retail - 0.5%                75,500  Limited Brands, Inc.                                1,870,890
                       ------------------------------------------------------------------------------------------------------------
                       Thrifts & Mortgage                     19,500  Freddie Mac                                         1,298,700
                       Finance - 0.3%
                       ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in the United States          266,896,677
                       ============================================================================================================
                                                                      Total Common Stocks in North America - 78.3%      297,884,274
===================================================================================================================================
Pacific Basin/Asia
===================================================================================================================================
Australia - 5.6%       Metals & Mining - 5.6%                707,100  Alumina Limited                                     2,904,925
                                                             446,100  BHP Billiton Limited                                4,615,018
                                                           1,249,300  Blue Scope Steel Limited                            7,213,361
                                                             145,970  Rio Tinto Limited                                   3,990,581
                                                             508,900  WMC Resources Limited                               2,565,829
                       ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in Australia                   21,289,714
===================================================================================================================================

Merrill Lynch Equity Dividend Fund

Schedule of Investments as of October 31, 2004 (concluded)

Pacific Basin/Asia                                                                                                      Value
(concluded)            Industry*                         Shares Held  Common Stocks                               (in U.S. dollars)
===================================================================================================================================
China - 0.6%           Metals & Mining - 0.6%                 38,480  Aluminum Corporation of China Limited
                                                                      (ADR)(a)                                        $   2,227,222
                       ------------------------------------------------------------------------------------------------------------
                                                                      Total Common Stocks in China                        2,227,222
                       ============================================================================================================
                                                                      Total Common Stocks in the Pacific
                                                                      Basin/Asia - 6.2%                                  23,516,936
                       ============================================================================================================
                                                                      Total Investments in Common Stocks
                                                                      (Cost - $252,123,534) -- 90.3%                    343,429,123
===================================================================================================================================

North America                                            Face Amount  Trust Preferred
===================================================================================================================================
United States - 0.5%   Automobiles - 0.5%               $  2,000,000  Ford Capital Trust II (Preferred), 3.25%
                                                                      due 1/15/2032                                       2,015,000
                       ------------------------------------------------------------------------------------------------------------
                                                                      Total Trust Preferred
                                                                      (Cost - $2,000,000) -- 0.5%                         2,015,000
                       ============================================================================================================
                                                          Beneficial
                                                            Interest   Short-Term Securities
                       ============================================================================================================
                                                        $ 34,632,574  Merrill Lynch Liquidity Series, LLC Cash
                                                                      Sweep Series I**                                   34,632,574
                       ============================================================================================================
                                                                      Total Investments in Short-Term Securities
                                                                      (Cost - $34,632,574) -- 9.1%                       34,632,574
                       ============================================================================================================
                       Total Investments (Cost - $288,756,108***) - 99.9%                                               380,076,697

                       Other Assets Less Liabilities - 0.1%                                                                 208,298
                                                                                                                      -------------
                       Net Assets - 100.0%                                                                            $ 380,284,995
                                                                                                                      =============

(a)   American Depositary Receipts (ADR).
* For Fund compliance purposes, "Industry" means any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.
** Investments in companies considered to be an affiliate of the Fund (such companies are defined as "Affiliated Companies" in Section 2(a)(3) of the Investment Company Act of 1940) were as follows:

      ------------------------------------------------------------------------------------------
      Affiliate                                       Net Activity      Interest/Dividend Income
      ------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC
           Cash Sweep Series I                         $10,459,476            $   115,269
      Merrill Lynch Liquidity Series, LLC
           Money Market Series                                  --            $        17
      Merrill Lynch Premier Institutional Fund                  --            $         6
      ------------------------------------------------------------------------------------------

*** The cost and unrealized appreciation/depreciation of investments as of October 31, 2004, as computed for federal income tax purposes, were as follows:

      --------------------------------------------------------------------------
      Aggregate cost                                              $ 288,756,115
                                                                  =============
      Gross unrealized appreciation                               $  98,748,362
      Gross unrealized depreciation                                  (7,427,780)
                                                                  -------------
      Net unrealized appreciation                                 $  91,320,582
                                                                  =============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Merrill Lynch Equity Dividend Fund


By: /s/ Terry K. Glenn
    -----------------------
    Terry K. Glenn,
    President
    Merrill Lynch Equity Dividend Fund

Date: December 20, 2004

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Terry K. Glenn
    -----------------------
    Terry K. Glenn
    President
    Merrill Lynch Equity Dividend Fund

Date: December 20, 2004


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Merrill Lynch Equity Dividend Fund

Date: December 20, 2004